Taxes - Reconciliation of Tax Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Taxes [Abstract]
Mexican statutory income tax rate	30.00%	30.00%	30.00%
Difference between book and tax inflationary values and translation effects	(3.20%)	(2.20%)	(1.70%)
Annual inflation tax adjustment	0.90%	0.40%	0.20%
Income tax at a rate other than Mexican statutory rates	0.10%	1.30%	0.90%
Non-deductible expenses	4.80%	3.30%	2.10%
Taxable (non-taxable) income	1.10%	1.10%	(3.20%)
Others	(0.10%)	0.10%	0.10%
Tax loss (recognition) write off	3.00%	3.40%	(3.30%)
Impairments	0.00%	2.50%	0.00%
Sale of investment of Heineken	0.00%	0.00%	1.20%
Consolidated Effective income tax rate	36.60%	39.90%	26.30%
Effective income tax rate from continued operations	36.40%	37.10%	22.70%
Effective income tax rate from discontinued operations	0.20%	2.80%	3.60%